Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related-party Balances And Transactions
Related-Party Balances and Transactions

11	Related-Party Balances and Transactions

(a) São Paulo State

(i)       Accounts receivable, interest on capital payable, revenue and expenses

	December 31, 2022	December 31, 2021
Accounts receivable
Current:
Sanitation services (ii)	144,937	127,614
Allowance for losses	(49,595)	(52,333)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (iii) and (iv)	13,376	11,930
- GESP Agreement – 2015 (vi)	97,075	86,446

Total current	205,793	173,657

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	1,361
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (vi)	949,589	643,534

Total noncurrent	950,950	644,895

Total receivables	1,156,743	818,552

Assets:
Sanitation services	96,703	76,642
Reimbursement of additional retirement and pension benefits (G0)	1,060,040	741,910

Total	1,156,743	818,552

Liabilities:
Interest on capital payable	372,550	275,240

	2022	2021	2020

Revenue from sanitation services	661,955	522,608	501,756
Payments received from related parties	(632,501)	(439,349)	(520,881)

Payment received from reimbursement referring to Law 4,819/58	(186,690)	(179,787)	(173,874)

(ii) Sanitation services

The Company provides water supply and sewage services to the São Paulo State Government and other companies related to it in accordance with usual market terms and conditions, as considered by management, except for the settlement of credits which can be made according to items (iii) of this Note.

(iii) Reimbursement of additional retirement and pension benefits paid

Refers to additional retirement and pension benefits provided for in State Law 4,819/58 ("Benefits") paid by the Company to former employees and pensioners, referred to as Go.

Under the GESP Agreement, executed in 2001, the São Paulo State recognizes its liability from charges arising from the Benefits, provided that the payment criteria set forth by the State Department of Personnel (DDPE), based on legal guidance of the Legal Consultancy of the Department of Finance and of the State Attorney General's Office (PGE).

As explained on item (iv), during the assessment of the debt due from State of São Paulo to the Company there were certain divergences in the calculation and eligibility criteria of the benefits paid by the Company on behalf of GESP.

See additional information about the G0 plan in Note 22 (ii).

As a result of a court decision, the responsibility for making the payments returned to SABESP.

(iv) Disputed amounts

On November 17, 2008 the Company and the São Paulo State signed the third amendment to the GESP Agreement, when the reimbursements called disputed and undisputed were quantified. The amendment established the efforts to calculate the so-called Disputed Reimbursement of the Benefits. Under the fourth clause of the amendment, the Disputed Reimbursement represents the difference between the Undisputable Reimbursement and the amount actually paid by the Company as pension benefits and pensioners set out in Law 4,819/58, for which, the Company understands, the State of São Paulo is originally liable, but paid by SABESP under a court order.

By entering into the third amendment, the State's Legal Representative (PGE) agreed to reassess the differences that gave rise to the Disputed Amount of benefits set out in Law 4,819/58. At the time, the expectation was based on the willingness of the PGE to reanalyze the issue and the implied right of the Company to the reimbursement, including based on opinions from outside legal advisors.

However, the latest opinions issued by the PGE and received on September 4 and 22, 2009 and January 4, 2010, refute the reimbursement of previously defined as Disputed Amount.

The third amendment also provides for the regularization of the monthly flow of benefits. While SABESP is responsible for the monthly payments, the São Paulo State shall reimburse the Company based on the criteria identical to those applied in the calculation of the Undisputed Amount. Should there be no preventive court decision, the State will directly assume the monthly payment flow of the portion deemed as undisputed.

Even though the negotiations with the State are still in progress, it is not possible to assure that the Company will recover the disputed receivables without dispute.

Continuing the actions that aim to recover the credit that Management understands to be owed by the São Paulo State, related to the divergences in the reimbursement of the additional retirement and pension benefits paid by the Company, SABESP: (i) on March 24, 2010, addressed a message to the Controlling Shareholder by sending a letter resolved by the Executive Board proposing that the matter be discussed at B3’s Arbitration Chamber; (ii) in June 2010, sent to the Treasury Department a proposal of an agreement to settle said pending matters. The proposal was not accepted; (iii) on November 9, 2010, filed a lawsuit against the São Paulo State seeking full reimbursement of the amounts paid as benefits provided for in Law 4,819/1958 to settle the Disputed Amount under discussion between the Company and the São Paulo State. Despite the lawsuit, the Company will insist on reaching an agreement during the course of the lawsuit, as it believes that a reasonable agreement is better for the Company and its shareholders than waiting for the end of the lawsuit.

As of December 31, 2022 and 2021, the disputed amounts between SABESP and State of São Paulo, corresponding to additional retirement and pension benefits paid (Law 4,819/1958), totaled R$ 1,482,140 and R$ 1,375,137, respectively. The Company recorded allowances for doubtful accounts for such amounts.

(v) Actuarial Liability

The Company recognized an actuarial liability corresponding to additional retirement and pension benefits paid to employees, retired employees, and pensioners of the G0 Plan. As of December 31, 2022 and 2021, the amounts corresponding to such actuarial liability were R$ 2,002,075 and R$ 2,192,062, respectively. For detailed information on additional retirement and pension benefits, see Note 22.

(vi) GESP Agreement - 2015

On March 18, 2015, the Company, the São Paulo State, and DAEE, through the Department of Sanitation and Water Resources, entered into an Agreement totaling R$ 1,012,310, R$ 696,283 of which referring to the principal of the Undisputed Amount mentioned in item (iii) and R$ 316,027 to the inflation adjustment of the principal until February 2015.

The principal will be paid in 180 installments, as follows:

●	The first 24 installments were settled upon the transfer of 2,221,000 preferred shares issued by Companhia de Transmissão de Energia Elétrica Paulista (CTEEP), totaling R$ 87,174, based on the share closing price of March 17, 2015, which were sold on April 20, 2016; and

●	The amount of R$ 609,109 is being paid in 156 monthly installments, adjusted by the IPCA until the initial payment date, i.e. April 5, 2017. As of this date, the installments are being adjusted by IPCA plus a simple interest of 0.5% per month.

On July 22, 2022, the decision regarding the lawsuit that challenged the possibility of transferring the reservoirs was published in the State Official Gazette, preventing the transfer of the reservoirs to SABESP. Accordingly, as provided for in the agreement, the São Paulo State will pay SABESP, in addition to the principal, inflation adjustment of R$ 316,027 (restated until February 2015) in 60 installments, beginning in April 2030. The amount will be adjusted by IPCA until the initial date of the payments and, as of that date, IPCA plus simple interest of 0.5% per month will be levied on the amount of each installment.

In July 2022, R$ 325,561 referring to the adjustment for inflation until July 2022 was recorded at present value.

As of December 31, 2022, the balance receivable was R$ 97,075 in current assets (R$ 86,446 as of December 31, 2021) and R$ 949,589 in noncurrent assets (R$ 643,534 as of December 31, 2021).

(b)       Use of Reservoirs – EMAE

Empresa Metropolitana de Águas e Energia S.A. - EMAE planned to receive for the credit and obtain financial compensation for alleged past and future losses in electricity generation arising from water collection, and compensation for costs already incurred and to be incurred with the operation, maintenance and inspection of the Guarapiranga and Billings reservoirs used by SABESP in its operations.

On October 28, 2016, the Company entered into an agreement based on a Private Transaction Agreement and Other Adjustments to settle the disputes involving the two companies and the SABESP will continue using the reservoirs.

As of December 31, 2022, the Company recorded R$ 8,456 and R$ 95,033 in Other Liabilities, under current and noncurrent liabilities, respectively (in December 31, 2021, R$ 7,956 and R$ 88,264). In 2022, the amount of R$ 8,963 was paid.

(c)       Agreements with reduced tariffs for State Entities that join the Rational Water Use Program (PURA)

The Company has signed agreements with government entities related to the São Paulo State Government that benefit them with a reduction of 25% in the tariff of water supply and sewage services when they are not in default. These agreements provide for the implementation of the rational water use program, which takes into consideration the reduction in water consumption.

(d)       Guarantees

The São Paulo State provides guarantees for some borrowings and financing of the Company and does not charge any fee with respect to such guarantees, see Note 17.

(e) Personnel assignment agreement among entities related to the São Paulo State Government

The Company has personnel assignment agreements with entities related to the São Paulo State Government, whose expenses are fully charged.

In 2022, the expenses related to personnel assigned by SABESP to other state government entities amounted to R$ 800 (R$ 734 in 2021 and R$ 2,108 in 2020).

In 2022 and 2021, there were not expenses related to personnel assigned by other entities to SABESP (In 2020, the expenses related to personnel assigned by other entities to SABESP were R$ 13.

(f)       Non-operating assets

As of December 31, 2022 and 2021, the Company had an amount of R$ 3,613 related to a land and lent structures.

(g) SABESPREV

The Company sponsors a defined benefit plan (G1 Plan), which is operated and administered by SABESPREV. The net actuarial liability recognized as of December 31, 2022 amounted to R$ 148,116 (R$ 129,600 as of December 31, 2021), according to Note 22.

(h) Compensation of Management Key Personnel and Fiscal Council

The compensation of the Executive Officers, members of the Audit Committee and Boards of Directors and Fiscal Councils of the Companies controlled by the São Paulo State complies with the guidelines of the State Capital Defense Council (CODEC) and is defined at the Annual Shareholders’ Meeting, as per article 152 of Brazilian Corporation Law.

CODEC defines that the proposal for global and individual compensation of the statutory bodies for publicly held companies listed in B3’s Novo Mercado segment, controlled by the State, must be prepared by the Board of Directors under the Company’s Bylaws, within the scope of the Institutional Compensation Policy and submitted for approval of the Annual Shareholders’ Meeting.

In addition to the monthly compensation, the members of the Board of Directors, Fiscal Council and Executive Board receive annual reward equivalent to a monthly fee, calculated on a prorated basis in December of each year. The purpose of this reward is to define a compensation similar to the Christmas bonus paid to the Company’s registered employees, given that the relationship of Management with the Company has a statutory nature.

Benefits paid to Executive Officers only - meal vouchers, food vouchers, healthcare, private pension, annual rest (with the characteristic of paid leave of thirty (30) calendar days, with additional payment corresponding to one third of the monthly fees for such rest), and FGTS.

SABESP pays bonuses for purposes of compensation of its Executive Officers, in accordance with the guidelines of the São Paulo State, such as a motivation policy, provided that the Company actually calculates quarterly, semi-annual and annual profits, and distributes mandatory dividends to shareholders, even if in the form of interest on capital. Annual bonuses cannot exceed six times Management’s monthly compensation or 10 % of the interest on capital paid by the Company, prevailing the shortest amount.

Expenses related to the compensation of the members of the Fiscal Council appointed by the controlling shareholder and Management members totaled R$ 6,175 and R$ 6,369 in 2022 and 2021, respectively.

Additional amounts of R$ 1,305 and R$ 1,440, referring to the executive officers’ bonus program, were paid in 2022 and 2021, respectively.

(i)       Loan agreement through credit facility

The Company holds interest in certain Special Purpose Entities (SPEs), not holding the majority interest but with cast vote and power of veto in some issues, with no ability to use such power of veto in a way to affect returns over investments. Therefore, these SPEs are considered for accounting purposes as joint arrangements.

Aquapolo Ambiental

The Company entered into a loan agreement through credit facility with the SPE Aquapolo Ambiental S/A to finance the operations of this company, until the borrowings and financing requested with financial institutions is granted.

As of December 31, 2022, the balance of principal and interest of this agreement totaled R$ 12,953 recorded under current assets, in “Other assets” (as of December 31, 2021 - R$ 11,884 and R$ 11,021 recorded under current assets and noncurrent assets, respectively), at CDI + 1.2% p.a.

The loan agreement originally matured on April 30, 2015 but was extended to October 30, 2015 and on November 25, 2015 a new amendment changed the payment schedule for three annual installments, the first of which maturing on December 30, 2021 and the last on December 30, 2023.

Águas de Andradina

The Company entered into a loan agreement through credit facility with the SPE Águas de Andradina S/A to finance the operations of this company.

As of December 31, 2022, the balance of principal and interest of this agreement totaled R$ 242 and R$ 2,814, which was recorded in “Other assets” under current and noncurrent assets (R$ 34 and R$ 1,009, respectively, as of December 31, 2021), at CDI + 3% p.a.

This agreement was signed on August 17, 2021. The principal with the readjustment, accrued interest and any taxes must be paid full by August 31, 2025.

(j) FEHIDRO

In April 2021, the Company entered into three financing agreements within the scope of the State Water Resources Fund – FEHIDRO. The funds will be allocated to the execution of sanitary sewage works and services in the municipalities of São Paulo, Itapecerica da Serra and Vargem Grande Paulista. The total investment amount is R$ 10.8 million, of which R$ 8.7 million, or 80% of the total, will be financed by FEHIDRO and, R$ 2.1 million, or 20% of the total, from counterpart of SABESP. The financing interest rate is 3.00% p.a., with a total term of 59 months, with an 18-month grace period and 41 months of amortization.

As of December 31, 2022, the balance of these financing was R$ 5.1 million (as of December 31, 2021 – R$ 4.7 million).